Summary of Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net basic income (loss) from continuing operations attributable to common stockholders	$ (1,036)	$ 597	$ 1,843	$ 662	$ 15,563
Participation of stockholders of Series A and B Preferred Stock in net income from continuing operations	512
Adjustment related to revaluation of asset contribution related financial instruments, net securities		(2,622)		(2,622)
Participation of stockholders of Series A Preferred Stock in the adjustment related to revaluation of asset contribution related financial instruments, net securities		470		470
Net basic income (loss) from continuing operations attributable to common stockholders	$ 1,548	$ (1,555)	$ (1,843)	$ (1,490)
Denominator:
Shares of common stock used in computing basic net income (loss) per share	12,846,190	4,786,218	12,360,105	4,574,830	12,846,190	4,786,218
Incremental shares related to assumed conversion of Series A and B Preferred Stock into Common Stock	6,870,229	31,399,337		15,786,407
Incremental shares related to assumed exercise of asset contribution financial instruments		31,399,337		15,786,407
Diluted number of common and common stock equivalent shares outstanding	19,716,419	36,185,555	12,360,105	20,361,237
Net income (loss) per share of common stock from continuing operations, diluted	$ 0.08	$ (0.04)	$ (0.15)	$ (0.07)